Leases (Tables)	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Schedule of Capital Lease Obligations

	As at	As at
	June 30, 2018	December 31, 2017
	$	$
Total obligations related to capital leases	145,405	148,908
Less: current portion	(7,454)	(7,227)
Long-term obligations related to capital leases	137,951	141,681

Schedule of Future Minimum Lease Payments for Capital Leases
As at June 30, 2018, the Company's remaining commitments under the four capital leases for the Suezmax tankers was approximately $210.0 million, including imputed interest of $64.6 million, repayable from 2018 through 2029, as indicated below:

Year	Commitment
Remaining 2018	$8,210
2019	$16,236
2020	$16,279
2021	$16,233
2022	$16,232
Thereafter	$136,846